First Quarter Report
October 31, 2023 (Unaudited)
Columbia Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 10.5%
Entertainment 0.5%
TKO Group Holdings, Inc.	259,698	21,290,042
Interactive Media & Services 10.0%
Alphabet, Inc., Class A(a)	1,165,845	144,658,047
Alphabet, Inc., Class C(a)	1,432,793	179,528,963
Meta Platforms, Inc., Class A(a)	342,173	103,086,460
Total		427,273,470
Total Communication Services		448,563,512
Consumer Discretionary 15.2%
Automobiles 1.6%
Tesla, Inc.(a)	334,975	67,276,379
Broadline Retail 7.0%
Amazon.com, Inc.(a)	2,252,674	299,808,383
Hotels, Restaurants & Leisure 3.4%
Darden Restaurants, Inc.	320,461	46,636,689
DraftKings, Inc., Class A(a)	1,714,790	47,362,500
Hilton Worldwide Holdings, Inc.	351,657	53,286,585
Total		147,285,774
Specialty Retail 1.6%
TJX Companies, Inc. (The)	806,170	70,999,392
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	658,732	67,697,888
Total Consumer Discretionary		653,067,816
Consumer Staples 5.4%
Beverages 1.6%
Coca-Cola Co. (The)	1,176,452	66,457,773
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	188,443	104,103,451
Household Products 1.4%
Procter & Gamble Co. (The)	409,431	61,426,933
Total Consumer Staples		231,988,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.2%
Financial Services 4.2%
Visa, Inc., Class A	759,130	178,471,463
Total Financials		178,471,463
Health Care 12.3%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	250,549	20,407,216
Vertex Pharmaceuticals, Inc.(a)	135,569	49,090,891
Total		69,498,107
Health Care Equipment & Supplies 2.4%
Cooper Companies, Inc. (The)	131,871	41,110,785
Intuitive Surgical, Inc.(a)	241,542	63,337,143
Total		104,447,928
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	558,881	50,858,171
Cigna Group (The)	167,729	51,861,807
Humana, Inc.	103,953	54,439,146
Total		157,159,124
Pharmaceuticals 4.6%
Eli Lilly & Co.	252,842	140,056,769
Zoetis, Inc.	366,439	57,530,923
Total		197,587,692
Total Health Care		528,692,851
Industrials 5.7%
Aerospace & Defense 0.9%
General Dynamics Corp.	156,868	37,853,817
Commercial Services & Supplies 1.4%
Cintas Corp.	114,521	58,075,889
Electrical Equipment 2.1%
AMETEK, Inc.	321,840	45,305,417
Eaton Corp. PLC	221,856	46,126,081
Total		91,431,498
Industrial Conglomerates 1.3%
Honeywell International, Inc.	300,695	55,105,366
Total Industrials		242,466,570
2	Columbia Large Cap Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.8%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	387,193	45,630,695
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.(a)	580,473	57,176,591
Broadcom, Inc.	144,495	121,573,758
NVIDIA Corp.	581,299	237,053,732
QUALCOMM, Inc.	625,116	68,131,393
Total		483,935,474
Software 20.2%
Adobe, Inc.(a)	188,653	100,374,715
Dynatrace, Inc.(a)	1,192,729	53,326,913
Microsoft Corp.	1,437,990	486,198,799
Palo Alto Networks, Inc.(a)	283,830	68,976,367
Salesforce, Inc.(a)	376,088	75,529,753
ServiceNow, Inc.(a)	140,819	81,935,535
Total		866,342,082
Technology Hardware, Storage & Peripherals 11.2%
Apple, Inc.	2,797,039	477,650,350
Total Information Technology		1,873,558,601
Real Estate 2.2%
Industrial REITs 0.9%
Prologis, Inc.	387,735	39,064,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.3%
Equinix, Inc.	74,492	54,352,343
Total Real Estate		93,416,644
Total Common Stocks (Cost $2,060,156,479)		4,250,225,614

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Columbia Research Enhanced Core ETF(b)	262,528	6,463,439
Total Exchange-Traded Equity Funds (Cost $6,449,430)		6,463,439

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 5.630%(b),(c)	14,179,062	14,174,809
Total Money Market Funds (Cost $14,177,013)		14,174,809
Total Investments in Securities (Cost: $2,080,782,922)		4,270,863,862
Other Assets & Liabilities, Net		8,345,513
Net Assets		4,279,209,375

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	34,923,055	28,832,056	(55,354,723)	(1,936,949)	6,463,439	—	561,366	—	262,528
Columbia Short-Term Cash Fund, 5.630%
	41,587,945	137,712,570	(165,127,377)	1,671	14,174,809	—	3,499	311,034	14,179,062
Total	76,511,000			(1,935,278)	20,638,248	—	564,865	311,034

(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | First Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT174_07_N01_(12/23)